Income tax, Movement in Deferred Tax Balances (Details) - MXN ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred tax expense (income) [abstract]
Deferred tax balances, Beginning Balance	$ (4,200,798,599)	$ (4,031,599,864)	$ (4,353,712,591)
Recognized in profit and loss	5,598,444	(68,751,097)	55,155,403
Recognized in OCI	1,134,773,591	(100,447,638)	266,957,324
Deferred tax balances, Ending Balance	(3,060,426,564)	(4,200,798,599)	(4,031,599,864)
Accruals and borrowing cost [Member]
Deferred tax expense (income) [abstract]
Deferred tax balances, Beginning Balance	23,045,513	3,370,885	147,482
Recognized in profit and loss	31,312,320	19,674,628	3,223,403
Recognized in OCI	0	0	0
Deferred tax balances, Ending Balance	54,357,833	23,045,513	3,370,885
Debt cost to be amortized [Member]
Deferred tax expense (income) [abstract]
Deferred tax balances, Beginning Balance	(69,902,187)	0
Recognized in profit and loss	2,554,827	(69,902,187)
Recognized in OCI	0	0
Deferred tax balances, Ending Balance	(67,347,360)	(69,902,187)	0
Advance Customers [Member]
Deferred tax expense (income) [abstract]
Deferred tax balances, Beginning Balance	5,196,925	46,637,589	0
Recognized in profit and loss	29,576,603	(41,440,664)	46,637,589
Recognized in OCI	0	0	0
Deferred tax balances, Ending Balance	34,773,528	5,196,925	46,637,589
Lease Liabilities [Member]
Deferred tax expense (income) [abstract]
Deferred tax balances, Beginning Balance	62,014,298	62,388,460	0
Recognized in profit and loss	(13,364,025)	(374,162)	62,388,460
Recognized in OCI	0	0	0
Deferred tax balances, Ending Balance	48,650,273	62,014,298	62,388,460
Equipment rent [Member]
Deferred tax expense (income) [abstract]
Deferred tax balances, Beginning Balance	84,603,406	0
Recognized in profit and loss	(84,603,406)	84,603,406
Recognized in OCI	0	0
Deferred tax balances, Ending Balance	0	84,603,406	0
Employees' Benefits [Member]
Deferred tax expense (income) [abstract]
Deferred tax balances, Beginning Balance	3,151,126	2,629,807	1,996,298
Recognized in profit and loss	816,118	526,081	670,889
Recognized in OCI	(409,652)	(4,762)	(37,380)
Deferred tax balances, Ending Balance	3,557,592	3,151,126	2,629,807
Employees' Statutory Profit Sharing [Member]
Deferred tax expense (income) [abstract]
Deferred tax balances, Beginning Balance	780,459	672,518	641,950
Recognized in profit and loss	(205,119)	107,941	30,568
Recognized in OCI	0	0	0
Deferred tax balances, Ending Balance	575,340	780,459	672,518
Prepayments [Member]
Deferred tax expense (income) [abstract]
Deferred tax balances, Beginning Balance	(12,868,926)	(3,999,701)	(1,422,966)
Recognized in profit and loss	10,986,160	(8,869,225)	(2,576,735)
Recognized in OCI	0	0	0
Deferred tax balances, Ending Balance	(1,882,766)	(12,868,926)	(3,999,701)
Property, Plant and Equipment [Member]
Deferred tax expense (income) [abstract]
Deferred tax balances, Beginning Balance		(39,818,079)	236,862
Recognized in profit and loss			(40,054,941)
Recognized in OCI			0
Deferred tax balances, Ending Balance			(39,818,079)
Property, Plant and Equipment [Member]
Deferred tax expense (income) [abstract]
Deferred tax balances, Beginning Balance	(95,323,604)	(39,818,079)
Recognized in profit and loss	26,808,092	(55,505,525)
Recognized in OCI	0	0
Deferred tax balances, Ending Balance	(68,515,512)	(95,323,604)	(39,818,079)
PP&E Surplus [Member]
Deferred tax expense (income) [abstract]
Deferred tax balances, Beginning Balance	(3,548,469,730)	(3,471,731,220)	(3,744,476,101)
Recognized in profit and loss	9,023,076	23,704,366	5,750,177
Recognized in OCI	1,135,183,243	(100,442,876)	266,994,704
Deferred tax balances, Ending Balance	(2,404,263,411)	(3,548,469,730)	(3,471,731,220)
PP&E (capitalized foreign exchange rate and interest expense) [Member]
Deferred tax expense (income) [abstract]
Deferred tax balances, Beginning Balance	(220,604,535)	(231,042,798)	(226,499,908)
Recognized in profit and loss	0	10,438,263	(4,542,890)
Recognized in OCI	0	0	0
Deferred tax balances, Ending Balance	(220,604,535)	(220,604,535)	(231,042,798)
Investment Properties [Member]
Deferred tax expense (income) [abstract]
Deferred tax balances, Beginning Balance	(372,371,632)	(300,519,080)	(326,498,611)
Recognized in profit and loss	(22,500,000)	(71,852,552)	25,979,531
Recognized in OCI	0	0	0
Deferred tax balances, Ending Balance	(394,871,632)	(372,371,632)	(300,519,080)
Right of use of assets [Member]
Deferred tax expense (income) [abstract]
Deferred tax balances, Beginning Balance	(60,049,712)	(65,111,127)	0
Recognized in profit and loss	15,193,798	5,061,415	(65,111,127)
Recognized in OCI	0	0	0
Deferred tax balances, Ending Balance	(44,855,914)	(60,049,712)	(65,111,127)
Derivatives [Member]
Deferred tax expense (income) [abstract]
Deferred tax balances, Beginning Balance	0	(35,077,118)	(57,837,597)
Recognized in profit and loss	0	35,077,118	22,760,479
Recognized in OCI	0	0	0
Deferred tax balances, Ending Balance	$ 0	$ 0	$ (35,077,118)